Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

Cash and cash equivalents
in € THOUS
	2024	2023
Cash	837,328	1,079,063
Securities and time deposits	342,859	324,429
Cash and cash equivalents	1,180,187	1,403,492